Capital and financial risk management - Liquidity risk management (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) item	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 USD ($)
Capital and financial risk management
Current	£ 656	£ 437
Cash and cash equivalents	1,044	684	£ 414
Outstanding borrowings	9,456	10,440
Proceeds from borrowings		11,004	£ 8
Long-term borrowings	8,800	10,003
Liquidity risk
Capital and financial risk management
Current	656	437
Cash and cash equivalents	£ 1,044	£ 684
Number of revolving credit facilities | item	2
Liquidity risk | Euro commercial paper
Capital and financial risk management
Outstanding borrowings | €					€ 0		€ 130
Liquidity risk | Euro commercial paper | Maximum
Capital and financial risk management
Nominal value								£ 2,000
Liquidity risk | US Dollar commercial paper
Capital and financial risk management
Outstanding borrowings | $				$ 0		$ 225
Liquidity risk | US Dollar commercial paper | Maximum
Capital and financial risk management
Nominal value | $									$ 10,000
Liquidity risk | Revolving credit facility, maturing September 2024 | Maximum
Capital and financial risk management
Nominal value | $				1,300
Liquidity risk | Revolving credit facility, maturing September 2026
Capital and financial risk management
Extension term	1 year
Liquidity risk | Revolving credit facility, maturing September 2026 | Maximum
Capital and financial risk management
Nominal value	£ 900
Liquidity risk | Euro medium term note | Maximum
Capital and financial risk management
Nominal value	10,000
Liquidity risk | USD bonds
Capital and financial risk management
Long-term borrowings | $				$ 8,448
Liquidity risk | GBP Bonds
Capital and financial risk management
Long-term borrowings	£ 700
Liquidity risk | Euro bonds
Capital and financial risk management
Long-term borrowings | €					€ 2,350